Assets Held for Sale and Associated Liabilities - Additional Information (Detail)	Jan. 22, 2026	Dec. 04, 2025	Nov. 26, 2025	Apr. 09, 2025	Apr. 07, 2025	Feb. 20, 2025	Jan. 29, 2025	Jan. 06, 2025	Dec. 19, 2024	Nov. 28, 2024	Oct. 29, 2024	Dec. 31, 2025	Dec. 01, 2025	Nov. 07, 2025	Jun. 19, 2025	Jun. 02, 2025	Mar. 27, 2025	Feb. 03, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 05, 2024	Nov. 15, 2024	Dec. 31, 2023	Sep. 30, 2023
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Discount rate used in current estimate of value in use												15.00%								14.80%			15.00%	14.89%
Escalante El Trebol [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary											100.00%
Proportion of transfer of shares																						100.00%
Llancanelo and Llancanelo R [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary										100.00%
Proportion of transfer of shares																					100.00%
Estacion Fernandez Oro [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary									100.00%
Proportion of transfer of shares																		100.00%
Campamento Central Canadon Perdido [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary								100.00%
Proportion of transfer of shares																			100.00%
Proportion of working interest in subsidiary								50.00%
Barrancas, Vizcacheras, La Ventana, Ceferino, Mesa Verde and Ro Tunuyn [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary							100.00%
Proportion of transfer of shares																	100.00%
Seal Cerro Bayo Volcn Auca Mahuida Don Ruiz and Las Manadas [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Proportion of transfer of shares								100.00%
Al Norte de la Dorsal Octgono and Dadn [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Proportion of transfer of shares				100.00%										100.00%
Cerro Piedra Cerro Guadal Norte Barranca Yankowsky Los Monos El Guadal Lomas del Cuy Caadn Vasco Caadn Yatel Pico Truncado El Cordn Los Perales Las Mesetas Caadn Len Meseta Espinosa and Caadn de la Escondida Las Heras [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of working interest in subsidiary																100.00%
El Portn Mendoza Neuqun Chihuido de la Salina Altiplanicie del Payn Caadn Amarillo Chihuido de la Salina Sur and Confluencia Sur [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Proportion of transfer of shares															100.00%
El Tordillo Puesto Quiroga and La Tapera [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Proportion of transfer of shares													100.00%
Proportion of working interest in subsidiary			7.196%
Los Chorrillos Lago Fuego Tierra del Fuego Fraccin A Tierra del Fuego Fraccin B Tierra del Fuego Fraccin C Tierra del Fuego Fraccin D and Tierra del Fuego Fraccin E [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary		100.00%